Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Money Market Reserves
Entity Central Index Key	0000106830
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000012240
Shareholder Report [Line Items]
Fund Name	Cash Reserves Federal Money Market Fund
Class Name	Admiral™ Shares
Trading Symbol	VMRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Cash Reserves Federal Money Market Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
AssetsNet	$ 116,950,000,000
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 3,246,000
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$116,950
Number of Portfolio Holdings	362
Total Investment Advisory Fees (in thousands)	$3,246

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of August 31, 2026)

Table Summary
1 to 7 Days	54.1%
8 to 30 Days	17.2%
31 to 60 Days	12.0%
61 to 90 Days	10.3%
91 to 180 Days	9.7%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	(3.4%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012238
Shareholder Report [Line Items]
Fund Name	Federal Money Market Fund
Class Name	Investor Shares
Trading Symbol	VMFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Federal Money Market Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
AssetsNet	$ 376,049,000,000
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 10,160,000
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$376,049
Number of Portfolio Holdings	351
Total Investment Advisory Fees (in thousands)	$10,160

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of August 31, 2026)

Table Summary
1 to 7 Days	53.5%
8 to 30 Days	17.5%
31 to 60 Days	11.8%
61 to 90 Days	11.1%
91 to 180 Days	8.8%
Over 180 Days	0.1%
Other Assets and Liabilities—Net	(2.8%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature